VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.1%
Communication Services—0.1%
Liberty Interactive LLC 4.000%, 11/15/29	$ 1,250	$ 300
Total Convertible Bonds and Notes (Identified Cost $1,043)		300

Corporate Bonds and Notes—87.9%
Communication Services—9.2%
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,765	1,565
ANGI Group LLC 144A 3.875%, 8/15/28(1)	1,220	955
Cable One, Inc. 144A 4.000%, 11/15/30(1)	2,424	1,847
Charter Communications Operating LLC 5.750%, 4/1/48	2,015	1,609
CSC Holdings LLC
144A 11.250%, 5/15/28(1)	1,110	1,106
144A 6.500%, 2/1/29(1)	2,568	2,127
DISH Network Corp. 144A 11.750%, 11/15/27(1)	1,691	1,704
Frontier Communications Holdings LLC
144A 5.875%, 10/15/27(1)	661	601
144A 8.750%, 5/15/30(1)	635	603
iHeartCommunications, Inc. 6.375%, 5/1/26	850	733
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	1,730	1,625
144A 7.000%, 10/15/28(1)	1,135	1,033
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	1,498	1,376
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	1,545	1,483
Scripps Escrow, Inc. 144A 5.875%, 7/15/27(1)	320	237
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	1,925	1,643
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,335	1,189
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	1,082	849
		22,285

Consumer Discretionary—20.4%
Ashton Woods USA LLC 144A 6.625%, 1/15/28(1)	1,275	1,203
Bath & Body Works, Inc.
6.950%, 3/1/33	863	772
6.750%, 7/1/36	705	618
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	1,250	1,233
144A 8.125%, 7/1/27(1)	1,820	1,829
Carnival Corp.
144A 4.000%, 8/1/28(1)	1,387	1,203
144A 10.500%, 6/1/30(1)	1,716	1,767
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	605	609
Fertitta Entertainment LLC 144A 4.625%, 1/15/29(1)	850	720
	Par Value	Value

Consumer Discretionary—continued
FirstCash, Inc. 144A 5.625%, 1/1/30(1)	$ 2,706	$ 2,435
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)(2)	2,206	1,591
Ford Motor Credit Co. LLC 6.950%, 3/6/26	2,415	2,411
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	946	913
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	2,710	2,494
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	897	716
Macy’s Retail Holdings LLC 5.125%, 1/15/42	799	494
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,060	1,803
MGM Resorts International 5.500%, 4/15/27	1,310	1,222
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	2,015	1,608
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	2,151	2,046
New Home Co., Inc. (The) 144A 8.250%, 10/15/27(1)	3,065	2,842
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	1,320	1,264
QVC, Inc. 5.450%, 8/15/34	3,878	1,724
Royal Caribbean Cruises Ltd.
144A 5.375%, 7/15/27(1)	1,673	1,548
144A 7.250%, 1/15/30(1)	1,756	1,740
Shea Homes LP
4.750%, 2/15/28	1,659	1,488
4.750%, 4/1/29	925	802
Six Flags Entertainment Corp. 144A 7.250%, 5/15/31(1)	635	596
Station Casinos LLC 144A 4.500%, 2/15/28(1)	2,621	2,286
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	1,083	892
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,246	1,212
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,030	1,023
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	1,336	1,186
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	2,826	2,570
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	905	868
		49,728

Consumer Staples—2.5%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,495	1,226
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	2,485	2,311
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	$ 2,926	$ 2,487
		6,024

Energy—14.9%
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	2,381	2,325
California Resources Corp. 144A 7.125%, 2/1/26(1)	960	965
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	955	956
Chesapeake Energy Corp. 144A 6.750%, 4/15/29(1)	1,223	1,197
Civitas Resources, Inc.
144A 5.000%, 10/15/26(1)	1,022	959
144A 8.375%, 7/1/28(1)	1,185	1,206
144A 8.750%, 7/1/31(1)	470	480
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	540	497
144A 5.875%, 1/15/30(1)	1,403	1,214
Crestwood Midstream Partners LP
144A 6.000%, 2/1/29(1)	268	259
144A 7.375%, 2/1/31(1)	420	428
Energy Transfer LP Series B 6.625% (3)	936	746
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	2,515	2,456
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	2,521	2,364
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	3,742	3,612
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	1,643	1,589
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	2,482	2,369
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	644	587
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	674	638
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	670	597
144A 7.500%, 7/15/38(1)	1,478	1,396
SM Energy Co. 6.625%, 1/15/27(2)	805	789
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	380	379
Talos Production, Inc. 12.000%, 1/15/26	1,827	1,905
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	640	651
Transocean, Inc. 144A 8.750%, 2/15/30(1)	620	634
Valaris Ltd. 144A 8.375%, 4/30/30(1)	1,186	1,187
Vital Energy, Inc.
10.125%, 1/15/28	605	617
144A 7.750%, 7/31/29(1)	710	661
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	2,369	2,387
	Par Value	Value

Energy—continued
Welltec International ApS 144A 8.250%, 10/15/26(1)	$ 220	$ 223
		36,273

Financials—18.0%
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	1,815	1,752
Altice Financing S.A.
144A 5.000%, 1/15/28(1)	1,345	1,148
144A 5.750%, 8/15/29(1)	320	262
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,220	1,214
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)(2)	647	591
CCO Holdings LLC 144A 7.375%, 3/1/31(1)	2,974	2,872
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,265	1,143
Charter Communications Operating LLC 6.484%, 10/23/45	1,330	1,161
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	2,389	2,353
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	2,590	2,402
Freedom Mortgage Corp.
144A 8.125%, 11/15/24(1)	460	460
144A 7.625%, 5/1/26(1)	1,305	1,216
144A 12.000%, 10/1/28(1)	871	886
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	1,740	1,139
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	832	722
INEOS Finance plc 144A 6.750%, 5/15/28(1)	1,215	1,137
Kinetik Holdings LP 144A 5.875%, 6/15/30(1)	1,290	1,209
LCPR Senior Secured Financing DAC 144A 5.125%, 7/15/29(1)	835	672
Level 3 Financing, Inc. 144A 10.500%, 5/15/30(1)	1,904	1,916
Macquarie Airfinance Holdings Ltd. 144A 8.125%, 3/30/29(1)	390	390
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	492	406
MGIC Investment Corp. 5.250%, 8/15/28	809	753
Midcap Financial Issuer Trust 144A 5.625%, 1/15/30(1)	265	205
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	732	622
MPT Operating Partnership LP 5.250%, 8/1/26(2)	1,390	1,184
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	1,934	1,827
144A 5.750%, 11/15/31(1)	715	591
NFP Corp. 144A 8.500%, 10/1/31(1)	636	637
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	1,180	1,195
OneMain Finance Corp. 9.000%, 1/15/29	731	729

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	$ 270	$ 257
144A 5.750%, 9/15/31(1)	1,215	994
Radian Group, Inc. 4.500%, 10/1/24	700	680
Rocket Mortgage LLC 144A 2.875%, 10/15/26(1)	1,385	1,220
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	755	464
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(1)	700	713
Summit Midstream Holdings LLC 144A 9.000%, 10/15/26(1)(4)	1,028	987
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	2,053	1,953
144A 5.500%, 4/15/29(1)	2,762	2,334
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	625	616
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	1,050	848
		43,860

Health Care—2.4%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	2,723	2,236
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	1,385	1,241
Star Parent, Inc. 144A 9.000%, 10/1/30(1)(2)	24	24
Tenet Healthcare Corp.
6.125%, 10/1/28(2)	1,270	1,192
6.125%, 6/15/30	1,280	1,200
		5,893

Industrials—10.3%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,999	1,882
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,155	1,242
144A 5.500%, 4/20/26(1)	2,531	2,472
144A 5.750%, 4/20/29(1)	2,588	2,407
AmeriGas Partners LP 144A 9.375%, 6/1/28(1)	410	416
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	1,447	1,275
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	1,301	1,238
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	1,095	1,101
Macquarie Airfinance Holdings Ltd. 144A 8.375%, 5/1/28(1)	589	597
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)(2)	1,090	1,087
Rand Parent LLC 144A 8.500%, 2/15/30(1)(2)	638	590
Spirit AeroSystems, Inc.
144A 7.500%, 4/15/25(1)	606	594
144A 9.375%, 11/30/29(1)	538	547
Terex Corp. 144A 5.000%, 5/15/29(1)	660	591
	Par Value	Value

Industrials—continued
TMS International Corp. 144A 6.250%, 4/15/29(1)	$ 2,289	$ 1,893
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	2,470	2,427
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,630	1,649
144A 7.500%, 9/15/27(1)	2,440	2,460
XPO, Inc. 144A 6.250%, 6/1/28(1)	608	588
		25,056

Information Technology—2.4%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	1,616	1,429
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(1)	415	415
RingCentral, Inc. 144A 8.500%, 8/15/30(1)	1,245	1,203
Seagate HDD Cayman
144A 8.250%, 12/15/29(1)	740	760
144A 9.625%, 12/1/32(1)	400	431
Viasat, Inc. 144A 5.625%, 4/15/27(1)	1,903	1,649
		5,887

Materials—3.8%
Allegheny Ludlum LLC 6.950%, 12/15/25	633	635
First Quantum Minerals Ltd. 144A 7.500%, 4/1/25(1)	1,455	1,449
Knife River Corp. 144A 7.750%, 5/1/31(1)	735	737
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	2,329	2,125
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	2,530	2,345
Summit Materials LLC 144A 6.500%, 3/15/27(1)	660	644
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	654	656
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	615	607
		9,198

Real Estate—3.0%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,372	2,177
Forestar Group, Inc.
144A 3.850%, 5/15/26(1)	1,183	1,074
144A 5.000%, 3/1/28(1)	1,055	947
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	2,723	2,399
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(1)	1,035	786
		7,383

Utilities—1.0%
Pacific Gas & Electric Co. 4.950%, 7/1/50	2,520	1,878

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Utilities—continued
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	$ 640	$ 611
		2,489

Total Corporate Bonds and Notes (Identified Cost $228,623)		214,076

Leveraged Loans—6.9%
Aerospace—1.9%
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(4)	2,102	2,182
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.640%, 8/24/28(4)	2,509	2,508
		4,690

Financials—1.3%
Alliant Holdings Intermediate LLC 2021-2 (1 month LIBOR + 3.500%) 8.931%, 11/5/27(4)	1,310	1,307
Asurion LLC
Tranche B-4 (1 month Term SOFR + 5.364%) 10.681%, 1/20/29(4)	720	637
Tranche B-8 (1 month Term SOFR + 3.364%) 8.681%, 12/23/26(4)	637	622
Broadstreet Partners, Inc. Tranche B-3 (1 month Term SOFR + 3.114%) 8.431%, 1/27/27(4)	645	641
		3,207

Forest Prod / Containers—0.5%
Domtar Corp. (3 month LIBOR + 5.500%) 0.000%, 11/30/28(4)(5)	1,270	1,266
Health Care—0.6%
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.681%, 10/23/28(4)	1,359	1,355
Information Technology—0.7%
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 10.416%, 6/30/28(4)	1,362	1,197
Xperi Holding Corp. Tranche B (1 month Term SOFR + 3.614%) 8.931%, 6/8/28(4)	590	589
		1,786

Media / Telecom - Cable/Wireless Video—1.1%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.431%, 8/2/27(4)	1,266	1,236
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.947%, 1/31/28(4)	1,335	1,295
		2,531

	Par Value	Value

Media / Telecom - Diversified Media—0.3%
Applovin Corp. (1 month Term SOFR + 3.100%) 8.416%, 10/25/28(4)	$ 645	$ 644
Service—0.5%
Prime Security Services Borrower LLC 2021, Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 9/23/26(4)(5)	1,252	1,249
Total Leveraged Loans (Identified Cost $16,717)		16,728

Total Long-Term Investments—94.9% (Identified Cost $246,383)		231,104

Short-Term Investment—0.7%
U.S. Government Security—0.7%
U.S. Treasury Bill 0.000%, 12/7/23(6)	1,700	1,683
Total Short-Term Investment (Identified Cost $1,684)		1,683

	Shares
Securities Lending Collateral—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(7)(8)	4,889,167	4,889
Total Securities Lending Collateral (Identified Cost $4,889)		4,889

TOTAL INVESTMENTS—97.6% (Identified Cost $252,956)		$237,676
Other assets and liabilities, net—2.4%		5,777
NET ASSETS—100.0%		$243,453

Abbreviations:
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $185,321 or 76.1% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
(5)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
Bermuda	4
France	2
United Kingdom	2
Liberia	1
Panama	1
Ireland	1
Other	3
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$214,076	$—	$214,076
Leveraged Loans	16,728	—	16,728
U.S. Government Security	1,683	—	1,683
Convertible Bonds and Notes	300	—	300
Securities Lending Collateral	4,889	4,889	—
Total Investments	$237,676	$4,889	$232,787
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
On November 1, 2023, pursuant to an Agreement and Plan of Reorganization, Virtus Seix High Income Fund (the “Acquired Fund”) will merge with and into Virtus Seix High Yield Fund (the “Acquiring Fund”), a separate series of Virtus Asset Trust, on or about February 23, 2024.
Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund in the same class of shares they owned of the Acquired Fund immediately prior to the reorganization.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.